Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal				$ 9,831	$ (10,906)	$ 118,909
State				579	2,191	455
International				605	10,759	1,009
Total current income tax expense (benefit)				11,015	2,044	120,373
Deferred:
Federal				(92,602)	(14,978)	(90,498)
State				(967)	670	79
International				(14,097)	(7,380)	(7,556)
Total deferred income tax expense (benefit)				(107,666)	(21,688)	(97,975)
Total income tax expense (benefit)		$ 565	$ (8,357)	$ (96,651)	$ (19,644)	$ 22,398
Predecessor
Current:
Federal	$ (33,958)
State	0
International	(1,343)
Total current income tax expense (benefit)	(35,301)
Deferred:
Federal	(11,155)
State	(2,771)
International	(3,929)
Total deferred income tax expense (benefit)	(17,855)
Total income tax expense (benefit)	$ (53,156)